Government and Vendor Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Government and Vendor Notes Payable [Abstract]
Schedule of government and vendor notes payable
	December 31,
	2021	2020

PPP loans	$—	$632,826
Disaster relief loans	450,000	450,000
Vendor note	—	51,109
Total government and vendor notes payable	450,000	1,133,935
Less: long term portion	(450,000)	(722,508)
Government and vendor notes payable, current portion	$—	$411,427